Nature of Business and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Nature Of Business and Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
1.	Nature of Business and Summary of Significant Accounting Policies

Nature of Business / Basis of Presentation

Sajan, Inc. (the “Company” or “Sajan”), a Delaware corporation, provides language translation services and technology solutions to companies located throughout the world, particularly in the technology, consumer products, medical and life sciences, financial services, manufacturing, and retail industries that are selling products into global markets. The Company is located in River Falls, Wisconsin and has active, wholly-owned subsidiaries in the following countries:

•	Ireland – Sajan Software Ltd.

•	Spain – Sajan Spain S.L.A.

•	Singapore – Sajan Singapore Pte. Ltd.

•	Brazil – Sajan do Brasil Traduções Ltda.

Interim Financial Information

The condensed consolidated balance sheet as of December 31, 2013, which has been derived from audited consolidated financial statements, and the unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations. Operating results for the three months ended March 31, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014 or any other period. The accompanying consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements of the Company, and notes thereto, contained in this Prospectus.  The financial information furnished in this report is unaudited and reflects all adjustments which are normal recurring adjustments and, which in the opinion of management, are necessary to fairly present the results of the interim periods presented in order to make the consolidated financial statements not misleading.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Sajan, Inc. and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include cash equivalents, accounts receivable, accounts payable and other accrued expenses, approximate their fair values due to their short maturities and/or market-consistent interest rates.

Accounts Receivable

The Company extends unsecured credit to customers in the normal course of business. The Company provides an allowance for doubtful accounts when appropriate, the amount of which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions on an individual customer basis. Normal accounts receivable are due 30 days after issuance of the invoice. Receivables are written off only after all collection attempts have failed, and are based on individual credit evaluation and specific circumstances of the customer. Accounts receivable have been reduced by an allowance for uncollectible accounts of $15 at both March 31, 2014 and December 31, 2013. Management believes all accounts receivable in excess of the allowance are fully collectible. The Company does not accrue interest on accounts receivable.

Loss/Income Per Common Share

Basic (loss) earnings per share is computed by dividing net (loss) income by the weighted average number of common shares outstanding.

Diluted (loss) earnings per share is computed based on the weighted average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued.

For the three months ended March 31, 2014, we excluded all options and warrants to purchase shares because the Company had a net loss and inclusion of these shares would have been anti-dilutive. For the three months ended March 31, 2013, we excluded options to purchase 1,057 shares and warrants to purchase 50 shares from the diluted weighted average shares outstanding calculation because the inclusion of these shares would have been anti-dilutive.

A reconciliation of the denominator in the basic and diluted loss or income per share is as follows:

	Three months ended March 31,
	2014	2013
Numerator:
Net (loss) income	$(400)	$16
Denominator:
Weighted average common shares outstanding - basic	16,268	16,268
Effect of dilutive stock options and warrants	-	155
Weighted average common shares outstanding - diluted	16,268	16,423
Basic (loss) earnings per common share	$(0.02)	$0.00
Diluted (loss) earnings per common share	$(0.02)	$0.00

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives, initially determined to be two to twelve years, using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in operating results. Repairs and maintenance costs are expensed as incurred.

Intangible Assets

The Company's intangible assets consist of customer lists, patents and licenses, are subject to amortization, and consist of the following:

	March 31, 2014	December 31, 2013
Customer lists acquired	$784	$784
Patents and licenses	193	193
Less accumulated amortization	(592)	(531)
Total intangible assets, net	$385	$446

Intangible assets are amortized over their expected useful lives of 4 to 15 years and their weighted average remaining life is 3 years. Amortization of intangible assets was $61 and $84 for the three months ended March 31, 2014 and 2013, respectively. Estimated amortization expense of intangible assets for the years ending December 31, 2014, 2015, 2016, 2017, 2018 and thereafter is $241, $185, $4, $2, $2 and $12, respectively.

Long-lived Assets

The Company annually reviews its long-lived assets for events or changes that may indicate that the carrying amount of a long-lived asset may not be recoverable or exceeds its fair value. There was no impairment for the three months ended March 31, 2014 and 2013.

Capitalized Software Development Costs

The Company capitalizes software development costs incurred during the application development stage related to new software or major enhancements to the functionality of existing software that is developed solely to meet the Company’s internal operational needs and when no substantive plans exist or are being developed to market the software externally. Costs capitalized include external direct costs of materials and services and internal payroll and payroll-related costs. Any costs during the preliminary project stage or related to training or maintenance is expensed as incurred. Capitalization ceases when the software project is substantially complete and ready for its intended use. The capitalization and ongoing assessment of recoverability of development costs requires considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility, and estimated economic life. During the three months ended March 31, 2014 and 2013, the Company capitalized $0 and $148, respectively, related to software development activities.

Capitalized software development costs consist of the following as of:

	March 31, 2014	December 31, 2013
Capitalized software development costs	$746	$746
Less accumulated amortization	(398)	(353)
Total capitalized software development costs, net	$348	$393

When the projects are ready for their intended use, the Company amortizes such costs over their estimated useful lives of three years. Capitalized software amortization expense was $45 and $23 for the three months ended March 31, 2014 and 2013, respectively. Amortization expense for capitalized software costs is expected to be $181, $169 and $43 in 2014, 2015, and 2016, respectively.

Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock-based compensation at fair value. The Company recognizes stock-based compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term.  For the three months ended March 31, 2014 and 2013, total stock-based compensation expense was approximately $64 and $49, respectively.  As of March 31, 2014, there was approximately $565 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s 2004 Long-Term Incentive Plan. That cost is expected to be recognized over a weighted-average period of three years.

There were no options issued during the three months ended March 31, 2014. In determining the compensation cost of the options granted during the three months ended March 31, 2013, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	Three months ended March 31,
	2014	2013
Risk-free interest rate	-%	0.9%
Expected life of options granted	-	7 Yrs
Expected volatility range	-%	87.7%
Expected dividend yield	-	-

Using the Black-Scholes option pricing model, management has determined that the options issued in the three months ended March 31, 2013 have a weighted-average grant date fair value of $0.69 per share.

Revenue Recognition

The Company derives revenues primarily from language translation services and professional consulting services.

Translation services utilize the Company’s proprietary translation management system – Transplicity – to provide a solution for all of the customer’s language translation requirements. Services include content analysis, translation memory and retrieval, language translation, account management, graphic design services, technical consulting and professional services.  Services associated with translation of content are generally billed on a “per word” basis. Professional services, including technical consulting and project management, are billed on a per hour rate basis.

The Company considers revenue earned and realizable at the time services are performed and amounts are earned. Sajan considers amounts to be earned when (1) persuasive evidence of an arrangement has been obtained; (2) services are delivered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the fee charged for services rendered and products delivered and the collectability of those fees. The Company recognizes revenue for translations services on a standard “per word” basis at the time the translation is completed. The Company recognizes revenue for professional services when the services have been completed in accordance with the statement of work.

Sajan’s agreements with its customers may provide the customer with a limited time period following delivery of the project for the customer to identify any non-conformities to the pre-defined project specifications. The Company has the opportunity to correct these items. Historically, errors in project deliverables have been minimal and accordingly, revenue is recognized as services are performed.

Revenues recognized in excess of billings are recorded as unbilled services. Billings in excess of revenues recognized and customer prepayment for services are recorded as deferred revenue and customer prepayments; to the extent cash has been received.

Cost of Revenues

Cost of revenues consists primarily of expenses incurred for translation services provided by third parties as well as salaries and associated employee benefits for personnel related to client projects.

Research and Development

Research and development expenses primarily represent costs incurred for development of maintenance and enhancements to the Company’s operating software system and include costs incurred during the preliminary project stage of development or related to training or maintenance activities. To a lesser degree, research and development expenses also consist of costs to add features to the Company’s operating software system that could make portions of the system licensable to outside third parties. Research and development expenses consist primarily of salaries and related costs of software engineers, and fees paid to third party consultants. All research and development expenses are expensed as incurred.

Foreign Currency Translation

For operations in local currency environments, assets and liabilities are translated at year-end exchange rates with cumulative translation adjustments included as a component of shareholders’ equity. Income and expense items are translated at average foreign exchange rates prevailing during the year. For operations in which the U.S. dollar is not considered the functional currency, certain financial statements amounts are re-measured at historical exchange rates, with all other asset and liability amounts translated at year-end exchange rates. These re-measured adjustments are reflected in the results of operations. Gains and losses from foreign currency transactions are included in the Consolidated Statements of Operations and Comprehensive (Loss) Income.

Income Tax

Current income taxes are recorded based on statutory obligations for the current operating period for the various countries in which the Company has operations.

Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Acquisition Expenses

The Company expenses all accounting and legal fees as well as out-of pocket costs related to potential acquisitions as they are incurred. The total of such costs in the three months ended March 31, 2014 and 2013 was $23 and $0, respectively.

Reclassification of Prior Year Balances

Certain amounts related to amortization of prepaid expenses in the financial statements for the three months ended March 31, 2013 have been reclassified to conform to the current year presentation. These reclassifications had no effect on net (loss) income or stockholders’ equity.

1.	Nature of Business

Sajan, Inc. (the “Company” or “Sajan”), a Delaware corporation, provides language translation services and technology solutions to companies located throughout the world, particularly in the technology, consumer products, medical and life sciences, financial services, manufacturing, government, and retail industries that are selling products into global markets.  The Company is located in River Falls, Wisconsin and has active, wholly-owned subsidiaries in the following countries:

•	Ireland – Sajan Software Ltd.
•	Spain – Sajan Spain S.L.A.
•	Singapore – Sajan Singapore Pte. Ltd.
•	Brazil – Sajan do Brasil Traduções Ltda.

The Company formerly had a wholly owned subsidiary in India, Sajan India Software Private Limited, which was closed in January 2012.

2.             Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Sajan and its wholly-owned subsidiaries.  All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, which include cash equivalents, accounts receivable, accounts payable and other accrued expenses, approximate their fair values due to their short maturities and/or market-consistent interest rates.

Accounts Receivable

The Company extends unsecured credit to customers in the normal course of business. The Company provides an allowance for doubtful accounts when appropriate, the amount of which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions on an individual customer basis. Normal accounts receivable are due 30 days after issuance of an invoice. Receivables are written off only after all collection attempts have failed, and are based on individual credit evaluation and specific circumstances of the customer. Accounts receivable have been reduced by an allowance for uncollectible accounts of $15 at both December 31, 2013 and 2012. Management believes all accounts receivables in excess of the allowance are fully collectible. The Company does not accrue interest on accounts receivable.

Income / Loss Per Common Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding.

Diluted earnings (loss) per share is computed based on the weighted average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued.

In 2013, options to purchase 979 shares and warrants to purchase 50 shares were excluded from the diluted weighted average share outstanding calculation because the inclusion of these shares would have been anti-dilutive.  In 2012, options to purchase 1,138 shares and warrants to purchase 176 shares were excluded from the diluted weighted average share outstanding calculation because the inclusion of these shares would have been anti-dilutive.

A reconciliation of the denominator in the basic and diluted income or loss per share is as follows:

	Years Ended
	2013	2012

Net income (loss)	$38	$(1,052)

Weighted average common shares outstanding – basic	16,268	16,202

Income (loss) per common share – basic	$0.00	$(0.06)

Weighted average common shares outstanding – diluted	16,409	16,202

Income (loss) per common share – diluted	$0.00	$(0.06)

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives, initially determined to be two to twelve years, using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in operating results. Repairs and maintenance costs are expensed as incurred.

Long-lived Assets

The Company annually reviews its long-lived assets for events or changes in circumstances that may indicate that their carrying amount may not be recoverable or exceeds their fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss shall be measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The Company's long-lived assets, which include equipment, capitalized software, intangibles and patents, are subject to depreciation or amortization.  There was no impairment for the years ended December 31, 2013 and 2012.

Capitalized Software Development Costs

Sajan capitalizes software development costs incurred during the application development stage related to new software or major enhancements to the functionality of existing software that is developed solely to meet the entity’s internal operational needs and when no substantive plans exist or are being developed to market the software externally. Costs capitalized include external direct costs of materials and services and internal payroll and payroll-related costs. Any costs during the preliminary project stage or related to training or maintenance are expensed as incurred. Capitalization ceases when the software project is substantially complete and ready for its intended use. The capitalization and ongoing assessment of recoverability of development costs requires considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility, and estimated economic life.  When the projects are ready for their intended use, the Company amortizes such costs over their estimated useful lives of three years.

  Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock-based compensation at fair value. The Company recognizes stock-based compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term.   Total stock-based compensation expense was $247 in 2013 and $179 in 2012.   As of December 31, 2013, there was $641 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s 2004 Long-Term Incentive Plan. That cost is expected to be recognized over a weighted-average period of three years. This is an estimate based on options currently outstanding, and therefore this projected expense could be more in the future.

The Company’s determination of fair value of share-based compensation awards on the date of grant using an option-pricing model is affected by the Company’s stock price as well as assumptions regarding a number of variables. These variables include, but are not limited to the Company’s expected stock price volatility, and actual and projected stock option exercise behaviors and forfeitures. An option’s expected term is the estimated period between the grant date and the exercise date of the option. As the expected term increases, the fair value of the option and the compensation cost will also increase. The expected-term assumption is generally calculated using historical stock option exercise data; however, the Company does not have historical exercise data to develop such an assumption. As a result, the Company determined the expected term assumption using the simplified expected-term calculation as provided in SEC Staff Accounting Bulletin 107.

The Company calculates expected volatility for stock options and awards using its own stock price. Management expects and estimates substantially all directors and employee stock options will vest, and therefore the forfeiture rate used is zero.  The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of grant.

In determining the compensation cost of the options granted during 2013 and 2012, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model, and the weighted average assumptions used in these calculations are summarized as follows:

	2013	2012
Risk-free interest rate	1.2%	0.7%
Expected life of options granted	7 years	7 years
Expected volatility range	88%	69%
Expected dividend yield	-%	-%

Using the Black-Scholes option pricing model, management has determined that the options and warrants issued in 2013 and 2012 have a weighted-average grant date fair value of $0.86 and $0.60 per share, respectively.

Revenue Recognition

The Company derives revenues primarily from language translation services and professional consulting services.

Translation services utilize the Company’s proprietary translation management system – Transplicity – to provide a solution for all of the customer’s language translation requirements. Services include content analysis, translation memory and retrieval, language translation, account management, graphic design services, technical consulting and professional services.  Services associated with translation of content are generally billed on a “per word” basis.  Professional services, including technical consulting and project management, are billed on a per hour rate basis.

The Company considers revenue earned and realizable at the time services are performed and amounts are earned. Sajan considers amounts to be earned when (1) persuasive evidence of an arrangement has been obtained; (2) services are delivered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the fee charged for services rendered and products delivered and the collectability of those fees. The Company recognizes revenue for translations services on a standard “per word” basis at the time the translation is completed. The Company recognizes revenue for professional services when the services have been completed in accordance with the statement of work.

Sajan’s agreements with its customers may provide the customer with a limited time period following delivery of the project for the customer to identify any non-conformity to the pre-defined project specifications.  The Company has the opportunity to correct these items.  Historically, errors in project deliverables have been minimal and accordingly, revenue is recognized as services are performed.

Revenues recognized in excess of billings are recorded as unbilled services. Billings in excess of revenues recognized and customer prepayment for services are recorded as deferred revenue and customer prepayments; to the extent cash has been received.

Cost of Revenues

Cost of revenues consist primarily of expenses incurred for translation services provided by third parties as well as salaries and associated employee benefits for personnel related to client projects.

Research and Development

Research and development expenses represent costs incurred for development of routine enhancements to the Company’s operating software system and include costs incurred during the preliminary project stage of development or related to training or maintenance activities.  Research and development expenses consist primarily of salaries and related costs of software engineers, and fees paid to third party consultants. All research and development expenses are expensed as incurred.

Advertising Costs

Advertising costs are included in sales and marketing expenses and are expensed as incurred. Advertising costs totaled $10 in 2013 and $9 in 2012.

Foreign Currency Translation

For operations in local currency environments, assets and liabilities are translated at year-end exchange rates with cumulative translation adjustments included as a component of shareholders’ equity.  Income and expense items are translated at average foreign exchange rates prevailing during the year. For operations in which the U.S. dollar is not considered the functional currency, certain financial statements amounts are re-measured at historical exchange rates, with all other asset and liability amounts translated at year-end exchange rates. These re-measured adjustments are reflected in the results of operations. Gains and losses from foreign currency transactions are included in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Income Taxes

Current income taxes are recorded based on statutory obligations for the current operating period for the various countries in which the Company has operations.

Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.  Actual results could differ from those estimates.

Acquisition Expenses

The Company expenses all accounting and legal fees as well as internal out-of-pocket costs related to potential acquisitions as they are incurred. The total of such costs in 2013 was $119 and is included as a part of general and administrative expenses.

Reclassification of prior year balances

Certain amounts related to amortization of prepaid expenses in the 2012 financial statements have been reclassified to conform to the current year presentation.  These reclassifications had no effect on net income (loss) or stockholder’s equity.